SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS - Savings and Investment Plans (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Company's matching contribution	$ 0.3	$ 0.9	$ 1.1	$ 1.0